BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Excess of insured amount	$ 465,270						$ 465,270
Allowance for doubtful accounts	67,025						67,025		$ 0
Inventory	223,687						223,687		0
Production purchase	1,000						1,000
Net loss	$ (1,674,989)	$ (3,452,489)	$ (1,497,773)	$ (1,263,990)	$ (1,144,144)	$ (1,361,139)	$ (6,625,251)	$ (3,769,273)	$ 5,373,015
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description							1 for 75 reverse stock split of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Convertible Class B Preferred Stock [Member]
Reverse Stock-split description									On March 26, 2021, we affected a 1 for 75 reverse stock splits of our common stock. At the effective time of the reverse stock split, every 75 shares of issued and outstanding common stock were converted into one (1) share of issued and outstanding common stock.
Inventory amount in exchange for notes receivable									$ 63,456
Cancellation of outstanding warrants to purchase aggregate shares of common stock									$ 5,700,000
Net loss										$ 807,511